Income Tax	12 Months Ended
Dec. 31, 2017
Major Components Of Tax Expense Income [Abstract]
Income Tax
32.	INCOME TAX
a.	Income tax recognized in profit or loss

The major components of income tax expense were as follows:

	Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)
Current tax
Current tax expenses recognized for the year	$8,570	$6,736	$7,996
Tax on unappropriated earnings	821	(346)	(60)
Income tax adjustments on prior years	(83)	(22)	(2)
Others	15	15	10
	9,323	6,383	7,944
Deferred tax
Deferred tax expense recognized for the year	(222)	1,404	(101)
Income tax adjustments on prior years	—	—	6
	(222)	1,404	(95)

Income tax recognized in profit or loss	$9,101	$7,787	$7,849

Reconciliation of accounting profit and income tax expense was as follows:

	Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
	(In Millions)
Income before income tax	$51,953	$49,413	$48,009
Income tax expense calculated at the statutory rate (17%)	$8,832	$8,400	$8,162
Nondeductible revenues and expenses in determining taxable income	28	5	34
Imputed income on tax	—	—	—
Unrecognized deductible temporary differences	11	(9)	(1)
Unrecognized loss carryforwards	83	12	10
Tax-exempt income	(183)	(25)	(87)
Income tax on unappropriated earnings	821	(346)	(60)
Investment credits	(329)	(234)	(212)
Effect of different tax rates of group entities operating in other jurisdictions	(94)	(8)	(2)
Income tax adjustments on prior years	(83)	(22)	4
Others	15	14	1
Income tax expense recognized in profit or loss	$9,101	$7,787	$7,849

The applicable tax rate used above is the corporate tax rate of 17% payable by the entities subject to the Income Tax Act of the Republic of China, while the applicable tax rate used by subsidiaries in China is 25%.  Tax rates used by other entities in the Company operating in other jurisdictions are based on the tax laws in those jurisdictions.

In February 2018, it was announced by the President that the Income Tax Act in the ROC was amended and starting from 2018, the corporate income tax rate will be adjusted from 17% to 20%.  In addition, the tax rate applicable to 2018 unappropriated earnings will be reduced from 10% to 5%.  Deferred tax assets and deferred tax liabilities recognized as at December 31, 2017 are expected to increase by $480 million and $236 million, respectively, as a result of the aforementioned tax rate changes in 2018.

b.	Income tax expense (benefit) recognized in other comprehensive income

	Year Ended December 31
	2015	2016	2017
	NT$	NT$	NT$
		(In Millions)
Deferred tax
Unrealized gain or loss on available-for-sale financial assets	$2	$(2)	$(3)
Remeasurement on defined benefit plan	(39)	(347)	(344)
Total income tax benefit recognized in other comprehensive income	$(37)	$(349)	$(347)

c.	Current tax assets and liabilities

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Current tax assets
Tax refund receivable (included in other current assets - other)	$5	$2
Current tax liabilities
Income tax payable	$6,522	$8,674

d.	Deferred income tax assets and liabilities

The movements of deferred income tax assets and liabilities were as follows:

For the year ended December 31, 2015

	January 1, 2015	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	From Business Combination	December 31, 2015
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Deferred Income Tax Assets
Temporary differences
Defined benefit obligation	$1,096	$71	$39	$—	$1,206
Share of the profit of associates and joint ventures accounted for using equity method	277	48	—	—	325
Allowance for doubtful receivables over quota	114	55	—	—	169
Impairment loss on property, plant and equipment	32	12	—	—	44
Deferred revenue	156	(20)	—	—	136
Valuation loss on inventory	41	(8)	—	—	33
Estimated warranty liabilities	19	(1)	—	—	18
Unrealized foreign exchange loss, net	—	18	—	—	18
Accrued award credits liabilities	28	(6)	—	—	22
Property, plant and equipment	—	—	—	2	2
Others	34	6	—	—	40
	1,797	175	39	2	2,013
Loss carryforwards	29	17	—	2	48
	$1,826	$192	$39	$4	$2,061

	January 1, 2015	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	From Business Combination	December 31, 2015
	NT$	NT$	NT$	NT$	NT$
	(In Millions)
Deferred Income Tax Liabilities
Temporary differences
Defined benefit obligation	$—	$(1)	$—	$—	$(1)
Land value incremental tax	(95)	—	—	—	(95)
Intangible assets	—	1	—	(44)	(43)
Deferred revenue for award credits	(5)	3	—	—	(2)
Valuation gain or loss on financial instruments, net	(3)	—	(2)	—	(5)
Unrealized foreign exchange gain, net	(29)	28	—	—	(1)
Others	—	(1)	—	—	(1)
	$(132)	$30	$(2)	$(44)	$(148)

For the year ended December 31, 2016

	January 1, 2016	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2016
	NT$	NT$	NT$	NT$
	(In Millions)
Deferred Income Tax Assets
Temporary differences
Defined benefit obligation	$1,206	$(179)	$347	$1,374
Share of profits of associates and joint ventures accounted for using equity method	325	5	—	330
Allowance for doubtful receivables over quota	169	61	—	230
Impairment loss on property, plant and equipment	44	78	—	122
Deferred revenue	136	(19)	—	117
Valuation loss on inventory	33	(13)	—	20
Estimated warranty liabilities	18	1	—	19
Unrealized foreign exchange loss, net	18	(18)	—	—
Accrued award credits liabilities	22	(2)	—	20
Property, plant and equipment	2	—	—	2
Others	40	(6)	—	34
	2,013	(92)	347	2,268
Loss carryforwards	48	6	—	54
	$2,061	$(86)	$347	$2,322

	January 1, 2016	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2016
	NT$	NT$	NT$	NT$
	(In Millions)
Deferred Income Tax Liabilities
Temporary differences
Defined benefit obligation	$(1)	$(1,268)	$—	$(1,269)
Land value incremental tax	(95)	—	—	(95)
Intangible assets	(43)	3	—	(40)
Deferred revenue for award credits	(2)	(44)	—	(46)
Valuation gain or loss on financial instruments, net	(5)	—	2	(3)
Unrealized foreign exchange gain, net	(1)	(9)	—	(10)
Others	(1)	—	—	(1)
	$(148)	$(1,318)	$2	$(1,464)

For the year ended December 31, 2017

	January 1, 2017	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2017
	NT$	NT$	NT$	NT$
	(In Millions)
Deferred Income Tax Assets
Temporary differences
Defined benefit obligation	$1,374	$5	$344	$1,723
Share of profits of associates and joint ventures accounted for using equity method	330	1	—	331
Allowance for doubtful receivables over quota	230	59	—	289
Impairment loss on property, plant and equipment	122	(10)	—	112
Deferred revenue	117	(11)	—	106
Valuation loss on inventory	20	3	—	23
Estimated warranty liabilities	19	3	—	22
Unrealized foreign exchange loss, net	—	17	—	17
Accrued award credits liabilities	20	(5)	—	15
Trade-in right	—	15	—	15
Property, plant and equipment	2	—	—	2
Others	34	(5)	—	29
	2,268	72	344	2,684
Loss carryforwards	54	(8)	—	46
	$2,322	$64	$344	$2,730

	January 1, 2017	Recognized in Profit or Loss	Recognized in Other Comprehensive Income	December 31, 2017
	NT$	NT$	NT$	NT$
	(In Millions)
Deferred Income Tax Liabilities
Temporary differences
Defined benefit obligation	$(1,269)	$4	$—	$(1,265)
Land value incremental tax	(95)	—	—	(95)
Intangible assets	(40)	1	—	(39)
Deferred revenue for award credits	(46)	17	—	(29)
Valuation gain or loss on financial instruments, net	(3)	(1)	3	(1)
Unrealized foreign exchange gain, net	(10)	10	—	—
Others	(1)	—	—	(1)
	$(1,464)	$31	$3	$(1,430)

e.	Items for which no deferred income tax assets have been recognized

	December 31
	2016	2017
	NT$	NT$
	(In Millions)
Loss carryforwards
Expire in 2018	$126	$126
Expire in 2019	138	138
Expire in 2020	42	42
Expire in 2021	13	9
Expire in 2022	1	11
Expire in 2023	1	—
Expire in 2024	—	—
Expire in 2025	14	13
Expire in 2026	—	—
Expire in 2027	—	2
	$335	$341
Deductible temporary differences	$3	$2

f.	Information about unused loss carryforwards

As of December 31, 2017, unused loss carryforwards was as follows:

Remaining Creditable Amount	Expiry Year
NT$ (In Millions)
$126	2018
138	2019
45	2020
20	2021
12	2022
1	2023
4	2024
28	2025
10	2026
3	2027
$387

g.	The related information under the Integrated Income Tax System was as follows:

Unappropriated earnings information

Chunghwa’s earnings generated prior to June 30, 1988 have been appropriated.

Imputation credit account

December 31
2016
NT$
(In Millions)
Balance of Imputation Credit Account (“ICA”)	$7,691

The creditable ratio for distribution of earnings of 2016 was 20.48%.  Effective from January 1, 2015, the creditable ratio for individual stockholders residing in the Republic of China is half of the original creditable ratio according to the revised Article 66-6 of the Income Tax Act of the ROC in June 2014.  However, starting from January 1, 2018, the imputation tax system was abolished and imputation credit account is no longer applicable based on amended ROC Income Tax Act announced in February 2018.

h.	Income tax examinations

Income tax returns of Chunghwa have been examined by the tax authorities through 2014 (except 2013).  Income tax returns of SENAO, HHI, CHSI and CHPT have been examined by the tax authorities through 2015.  Income tax returns of CHI, SFD, SHE, CHYP, LED, CHIEF, Unigate, CLPT, ISPOT, Youth, Youyi, Aval and CHST have been examined through 2016, and income tax returns of CEI’s 2015 current final reports on total business income to liquidation date and on income earned from liquidation have been examined by the tax authorities.